Intangible Assets (Detail) (USD $)	Nov. 30, 2013	May 31, 2013	May 31, 2012
Acquisitions [Line Items]
Gross carrying amounts		$ 3,500,000
Accumulated amortization		(218,750)
Total amortizable intangible assets, net		3,281,250
Patents currently not amortized		35,989
Carrying value of intangibles, net	$ 3,142,239	$ 3,317,239	$ 38,610